SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($) $ in Thousands	5 Months Ended	12 Months Ended
	Aug. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jun. 29, 2016
Significant Accounting Policies [Line Items]
VAT rate		6.00%
Advertising expenses		$ 623	$ 1,209	$ 720
Government subsidies		10	0	86
Operating Income (Loss)		(48,752)	(178,804)	(89,812)
Retained Earnings (Accumulated Deficit)		(262,415)	(172,318)
Net Cash Provided by (Used in) Operating Activities		(19,774)	$ (58,570)	(103,610)
Unrecognized Tax Benefits, Income Tax Penalties Expense				$ 1,660	$ 2,664
Operating Lease, Right-of-Use Asset		2,772
Operating Lease, Liability		2,766
Deferred Revenue		1,995
Revenue, Remaining Performance Obligation, Amount		1,139
Contract with Customer, Asset, Net		$ 5,672
PRC Tax Administration and Collection Law [Member]
Significant Accounting Policies [Line Items]
Operating Loss Carryforwards, Limitations on Use		According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitations is extended to five years under special circumstances, where the underpayment of taxes is more than RMB 100. In the case of transfer pricing issues, the statute of limitation is ten years. There is no statute of limitation in the case of tax evasion.
Hong Kong Inland Revenue Department [Member]
Significant Accounting Policies [Line Items]
Operating Loss Carryforwards, Limitations on Use		According to Hong Kong Inland Revenue Department, the statute of limitation is six years if any company chargeable with tax has not been assessed or has been assessed at less than the proper amount, the statute of limitation is extended to 10 years if the underpayment of taxes is due to fraud or willful evasion.
Beijing Tax Inspection Bureau [Member]
Significant Accounting Policies [Line Items]
Unrecognized Tax Benefits, Income Tax Penalties Expense		$ 4,324
AM Advertising [Member]
Significant Accounting Policies [Line Items]
Cost Method Investment,Sale of Ownership Percentage	20.32%	20.32%
AM Advertising [Member] | Shanghai Golden Bridge InfoTech Co., Ltd. [Member]
Significant Accounting Policies [Line Items]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners		75.00%				75.00%
Sales Revenue, Net [Member]
Significant Accounting Policies [Line Items]
Concentration risk, percentage		10.00%	10.00%	10.00%
Customer Concentration Risk [Member]
Significant Accounting Policies [Line Items]
Concentration risk, percentage			10.00%
Minimum [Member]
Significant Accounting Policies [Line Items]
VAT rate		3.00%
Equity Method Investment, Ownership Percentage		20.00%
Maximum [Member]
Significant Accounting Policies [Line Items]
VAT rate		6.00%
Equity Method Investment, Ownership Percentage		50.00%